UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Alex J. Marks
ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 - March 31, 2016

Item 1 – Schedule of Investments.

Ibbotson Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2016 (Unaudited)

		Shares	Value
Exchange Traded Funds - 100.81%
iShares - 29.97%
Core S&P 500® ETF		18,769	$3,878,614
Core S&P® Mid-Cap ETF		6,131	884,029
JP Morgan USD Emerging Markets Bond ETF		28,949	3,194,522
Russell 1000® Growth ETF		977	97,485
TIPS Bond ETF		28,935	3,317,108

Total iShares			11,371,758

Other - 70.84%
GreenHaven Continuous Commodity Index Fund(1)		30,534	570,986
PIMCO Enhanced Short Maturity Active ETF		15,199	1,531,755
SPDR® Barclays High Yield Bond ETF		73,202	2,507,169
Vanguard® FTSE Developed Markets ETF		53,976	1,935,580
Vanguard® Short-Term Bond ETF		126,664	10,212,918
Vanguard® Total Bond Market ETF		98,971	8,193,809
Vanguard® Total International Bond ETF		35,321	1,926,407

Total Other			26,878,624

Total Exchange Traded Funds
(Cost $38,714,810)			38,250,382

7-Day Yield		Shares	Value
Short-Term Investments - 0.90%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.413%	340,998	$340,998

Total Short-Term Investments
(Cost $340,998)			340,998

Total Investments - 101.71%
(Total cost $39,055,808)			38,591,380

Liabilities in Excess of Other Assets - (1.71)%			(648,274)

Net Assets - 100.00%			$37,943,106

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2016 (Unaudited)
		Shares	Value
Exchange Traded Funds - 99.06%
iShares - 38.50%
Core S&P 500® ETF		75,192	$15,538,427
Core S&P® Mid-Cap ETF		31,936	4,604,852
JP Morgan USD Emerging Markets Bond ETF		53,727	5,928,774
MSCI EAFE Small-Cap ETF		36,864	1,835,827
Russell 1000® Growth ETF		2,305	229,993
Russell 2000® Growth ETF		1,745	231,526
TIPS Bond ETF		57,626	6,606,245

Total iShares			34,975,644

Other - 60.56%
GreenHaven Continuous Commodity Index Fund(1)		108,028	2,020,124
PIMCO Enhanced Short Maturity Active ETF		17,900	1,803,962
SPDR® Barclays High Yield Bond ETF		138,194	4,733,144
Vanguard® FTSE Developed Markets ETF		181,803	6,519,456
Vanguard® FTSE Emerging Markets ETF		67,262	2,325,920
Vanguard® Short-Term Bond ETF		190,859	15,388,961
Vanguard® Small-Cap ETF		12,452	1,388,647
Vanguard® Total Bond Market ETF		207,887	17,210,965
Vanguard® Total International Bond ETF		66,499	3,626,855

Total Other			55,018,034

Total Exchange Traded Funds
(Cost $88,137,821)			89,993,678

7-Day Yield		Shares	Value
Short-Term Investments - 0.78%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.413%	705,818	$705,818

Total Short-Term Investments
(Cost $705,818)			705,818

Total Investments - 99.84%
(Total cost $88,843,639)			90,699,496

Other Assets in Excess of Liabilities - 0.16%			142,799

Net Assets - 100.00%			$90,842,295

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.82%
iShares - 42.56%
Core S&P 500® ETF	204,670	$42,295,056
Core S&P® Mid-Cap ETF	125,350	18,074,217
JP Morgan USD Emerging Markets Bond ETF	86,021	9,492,417
MSCI EAFE Small-Cap ETF	128,215	6,385,107
Russell 1000® Growth ETF	10,694	1,067,047
Russell 2000® Growth ETF	4,047	536,956
Russell Mid-Cap® Growth ETF	5,796	534,159
TIPS Bond ETF	101,105	11,590,677

Total iShares		89,975,636

Other - 56.26%
GreenHaven Continuous Commodity Index Fund(1)	250,482	4,684,013
PIMCO Enhanced Short Maturity Active ETF	20,753	2,091,487
SPDR® Barclays High Yield Bond ETF	259,544	8,889,382
Vanguard® FTSE Developed Markets ETF	581,677	20,858,937
Vanguard® FTSE Emerging Markets ETF	295,323	10,212,269
Vanguard® REIT ETF	51,129	4,284,610
Vanguard® Short-Term Bond ETF	207,912	16,763,945
Vanguard® Small-Cap ETF	105,898	11,809,745
Vanguard® Total Bond Market ETF	398,659	33,004,979
Vanguard® Total International Bond ETF	115,899	6,321,132

Total Other		118,920,499

Total Exchange Traded Funds
(Cost $196,199,784)		208,896,135

7-Day Yield		Shares	Value
Short-Term Investments - 0.74%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.413%	1,569,269	$1,569,269

Total Short-Term Investments
(Cost $1,569,269)			1,569,269

Total Investments - 99.56%
(Total cost $197,769,053)			210,465,404

Other Assets in Excess of Liabilities - 0.44%			931,106

Net Assets - 100.00%			$211,396,510

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2016 (Unaudited)

		Shares	Value
Exchange Traded Funds - 99.87%
iShares - 45.18%
Core S&P 500® ETF		240,700	$49,740,655
Core S&P® Mid-Cap ETF		181,214	26,129,247
JP Morgan USD Emerging Markets Bond ETF		51,339	5,665,258
MSCI EAFE Small-Cap ETF		166,301	8,281,790
Russell 1000® Growth ETF		5,182	517,060
TIPS Bond ETF		31,697	3,633,744

Total iShares			93,967,754

Other - 54.69%
GreenHaven Continuous Commodity Index Fund(1)		324,896	6,075,555
SPDR® Barclays High Yield Bond ETF		74,228	2,542,309
Vanguard® FTSE Developed Markets ETF		807,138	28,943,969
Vanguard® FTSE Emerging Markets ETF		424,681	14,685,469
Vanguard® REIT ETF		69,014	5,783,373
Vanguard® Short-Term Bond ETF		167,244	13,484,884
Vanguard® Small-Cap ETF		159,972	17,840,078
Vanguard® Total Bond Market ETF		245,220	20,301,764
Vanguard® Total International Bond ETF		75,193	4,101,026

Total Other			113,758,427

Total Exchange Traded Funds
(Cost $186,403,856)			207,726,181

7-Day Yield		Shares	Value
Short-Term Investments - 0.10%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.413%	215,463	$215,463

Total Short-Term Investments
(Cost $215,463)			215,463

Total Investments - 99.97%
(Total cost $186,619,319)			207,941,644

Other Assets in Excess of Liabilities - 0.03%			66,750

Net Assets - 100.00%			$208,008,394

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2016 (Unaudited)

		Shares	Value
Exchange Traded Funds - 100.16%
iShares - 47.63%
Core S&P 500® ETF		100,640	$20,797,256
Core S&P® Mid-Cap ETF		82,621	11,913,122
JP Morgan USD Emerging Markets Bond ETF		5,584	616,194
MSCI EAFE Small-Cap ETF		82,988	4,132,802
Russell 1000® Growth ETF		4,133	412,391
TIPS Bond ETF		14,469	1,658,726

Total iShares			39,530,491

Other - 52.53%
GreenHaven Continuous Commodity Index Fund(1)		130,187	2,434,497
Vanguard® FTSE Developed Markets ETF		374,175	13,417,915
Vanguard® FTSE Emerging Markets ETF		192,436	6,654,437
Vanguard® REIT ETF		35,114	2,942,553
Vanguard® Short-Term Bond ETF		35,827	2,888,731
Vanguard® Small-Cap ETF		75,132	8,378,721
Vanguard® Total Bond Market ETF		83,125	6,881,919

Total Other			43,598,773

Total Exchange Traded Funds
(Cost $76,320,616)			83,129,264

7-Day Yield		Shares	Value
Short-Term Investments - 0.02%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.413%	12,970	$12,970

Total Short-Term Investments
(Cost $12,970)			12,970

Total Investments - 100.18%
(Total cost $76,333,586)			83,142,234

Liabilities in Excess of Other Assets - (0.18)%			(150,119)

Net Assets - 100.00%			$82,992,115

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of March 31, 2016 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies - 24.89%
AltaGas, Ltd.	44,347	$1,140,473
Enbridge, Inc.	77,468	3,015,809
Gibson Energy, Inc.	39,182	518,907
Inter Pipeline, Ltd.	104,293	2,148,095
Keyera Corp.	52,918	1,606,181
Pembina Pipeline Corp.	109,763	2,967,298
TransCanada Corp.	74,562	2,931,385
Veresen, Inc.	91,885	620,467

Total Canadian Energy Infrastructure Companies
(Cost $18,536,324)		14,948,615

U.S. Energy Infrastructure Companies - 32.49%
CenterPoint Energy, Inc.	146,704	3,069,048
Columbia Pipeline Group, Inc.	150,595	3,779,934
Dominion Resources, Inc.	39,092	2,936,591
Kinder Morgan, Inc.	151,097	2,698,592
Macquarie Infrastructure Corp.	29,856	2,013,489
OGE Energy Corp.	79,190	2,267,210
The Williams Cos., Inc.	170,931	2,746,861

Total U.S. Energy Infrastructure Companies
(Cost $23,605,371)		19,511,725

U.S. Energy Infrastructure MLPs - 24.09%
Antero Midstream Partners LP	15,638	345,756
Buckeye Partners LP	34,231	2,325,654
Cheniere Energy Partners LP	11,943	344,436
Energy Transfer Equity LP	216,801	1,545,791
Enterprise Products Partners LP	116,955	2,879,432
EQT GP Holdings LP	6,940	187,172
Magellan Midstream Partners LP	40,437	2,782,066
MPLX LP	62,924	1,868,214
NuStar GP Holdings LLC	9,146	189,597
Phillips 66 Partners LP	6,331	396,257
Shell Midstream Partners LP	16,623	608,568
Tesoro Logistics LP	16,140	736,952
Western Gas Equity Partners LP	7,210	256,964

Total U.S. Energy Infrastructure MLPs
(Cost $20,406,914)		14,466,859

U.S. General Partners - 19.10%
Archrock, Inc.	43,216	345,728
EnLink Midstream LLC	29,679	333,889
ONEOK, Inc.	113,886	3,400,636
Plains GP Holdings LP, Class A	171,451	1,489,909
SemGroup Corp., Class A	27,652	619,405
Spectra Energy Corp.	93,606	2,864,343

		Shares	Value
Tallgrass Energy GP LP		30,306	$560,055
Targa Resources Corp.		62,260	1,859,084

Total U.S. General Partners
(Cost $18,718,911)			11,473,049

7-Day Yield		Shares	Value
Short-Term Investments - 0.34%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.413%	204,658	$204,658

Total Short-Term Investments
(Cost $204,658)			204,658

Total Investments - 100.91%
(Total cost $81,472,178)			60,604,906

Liabilities in Excess of Other Assets - (0.91)%			(544,964)

Net Assets - 100.00%			$60,059,942

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments

As of March 31, 2016 (Unaudited)

	Shares	Value
Closed-End Funds - 13.96%
Financials - 13.96%
3i Infrastructure PLC	41,133	$101,908
Apax Global Alpha, Ltd.(1)(2)	83,482	142,083
Electra Private Equity PLC	3,219	160,197
HBM Healthcare Investments AG, Class A	1,733	179,238
HgCapital Trust PLC	8,858	147,706
NB Private Equity Partners, Ltd.	12,921	136,381
Oakley Capital Investments, Ltd.(3)	35,824	69,996
Riverstone Energy, Ltd.(3)	10,166	118,560

Total Financials		1,056,069

Total Closed-End Funds
(Cost $1,102,975)		1,056,069

Common Stocks - 83.70%
Communications - 3.82%
IAC/InterActiveCorp	2,043	96,184
Liberty Media Corp.(3)	2,494	96,343
Liberty Ventures, Class A(3)	2,466	96,471

Total Communications		288,998

Diversified - 14.73%
Ackermans & van Haaren N.V.	1,419	201,270
Bollore SA	21,280	82,668
HAL Trust	699	138,860
Leucadia National Corp.	5,066	81,917
Remgro, Ltd.	6,030	102,182
Schouw & Co.	3,088	192,867
Wendel SA	1,931	210,192
Wesfarmers, Ltd.	3,294	104,662

Total Diversified		1,114,618

Financials - 52.62%
3i Group PLC	30,347	198,926
Alaris Royalty Corp.	2,961	63,837
Alleghany Corp.(3)	245	121,569
Altamir	9,265	109,433
Apollo Global Management LLC LP, Class A	2,687	46,001
Ares Capital Corp.	12,700	188,467
AURELIUS SE & Co. KGaA	5,489	334,158
Blackstone Group LP	8,088	226,868
Brederode SA	3,600	159,720
Carlyle Group LP	6,241	105,348
Clairvest Group, Inc.	3,204	68,077
Compass Diversified Holdings LP	4,467	69,909

	Shares	Value
Financials (continued)
Deutsche Beteiligungs AG	2,350	$72,066
Eurazeo SA	3,670	248,144
Fifth Street Senior Floating Rate Corp.	7,218	57,239
Grand Parade Investments, Ltd.(3)	220,818	55,340
Hosken Consolidated Investments, Ltd.	11,905	90,329
Intermediate Capital Group PLC	13,501	119,932
Investment AB Kinnevik, B Shares	3,771	106,976
Investor AB, B Shares	5,302	187,700
IP Group PLC(3)	21,003	52,971
KKR & Co. LP	7,500	110,175
mutares AG	5,365	92,488
Nmas1 Dinamia SA	9,292	81,415
Oaktree Capital Group LLC LP	1,869	92,198
Onex Corp.	3,216	196,018
Princess Private Equity Holding, Ltd.	14,998	121,554
Ratos AB, B Shares	24,846	159,300
Solar Capital, Ltd.	5,589	96,578
SVG Capital PLC(3)	28,508	205,337
THL Credit, Inc.	5,979	64,753
Transaction Capital, Ltd.	98,358	78,946

Total Financials		3,981,772

Industrials - 7.21%
Danaher Corp.	1,997	189,435
Gesco AG	1,060	89,426
Indus Holding AG	1,965	96,907
Macquarie Infrastructure Corp.	2,514	169,544

Total Industrials		545,312

Utilities - 5.32%
Brookfield Asset Management, Inc., Class A	7,186	250,001
Brookfield Infrastructure Partners LP	3,628	152,848

Total Utilities		402,849

Total Common Stocks
(Cost $6,368,988)		6,333,549

7-Day Yield		Shares	Value
Short-Term Investments - 2.27%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.413%	171,621	$171,621

Total Short-Term Investments
(Cost $171,621)			171,621

Total Investments - 99.93%
(Total cost $7,643,584)			7,561,239

Other Assets in Excess of Liabilities - 0.07%			5,378

Net Assets - 100.00%			$7,566,617

(1)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities were $142,083, representing 1.88% of net assets.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $142,083, representing 1.88% of net assets.
(3)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Defensive Portfolio
Schedule of Investments

As of March 31, 2016 (Unaudited)
	Shares	Value
Exchange Traded Funds - 95.72%
iShares - 13.98%
1-3 Year Treasury Bond ETF	6,400	$544,192
3-7 Year Treasury Bond ETF	2,180	274,571

Total iShares		818,763

Other - 81.74%
Guggenheim® S&P 500® Equal Weight ETF	7,980	626,669
PIMCO® Enhanced Short Maturity Active ETF	13,510	1,361,538
Powershares® QQQ Trust Series 1	13,760	1,502,592
SPDR® Doubleline Total Return Tactical ETF	11,008	543,575
SPDR® Dow Jones Industrial Average ETF Trust	4,260	752,487

Total Other		4,786,861

Total Exchange Traded Funds
(Cost $5,457,213)		5,605,624

Total Investments - 95.72%
(Total cost $5,457,213)		5,605,624

Other Assets in Excess of Liabilities - 4.28%		250,409

Net Assets - 100.00%		$5,856,033

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Growth Portfolio
Schedule of Investments

As of March 31, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.36%
iShares - 23.13%
1-3 Year Treasury Bond ETF	745	$63,347
7-10 Year Treasury Bond ETF	958	105,706
Core S&P® Small-Cap ETF	939	105,703
Russell 2000® ETF	1,909	211,174

Total iShares		485,930

Other - 75.23%
Consumer Staples Select Sector SPDR® Fund	3,964	210,290
Market Vectors Gold Miners ETF	2,070	41,359
PowerShares Financial Preferred Portfolio	5,622	105,694
PowerShares QQQ Trust Series 1	1,927	210,428
SPDR® Gold Shares(1)	892	104,899
SPDR® S&P500® ETF Trust	1,843	378,847
Utilities Select Sector SPDR® Fund	4,283	212,522
Vanguard® Growth ETF	2,970	316,157

Total Other		1,580,196

Total Exchange Traded Funds
(Cost $1,995,341)		2,066,126

Total Investments - 98.36%
(Total cost $1,995,341)		2,066,126

Other Assets in Excess of Liabilities - 1.64%		34,385

Net Assets - 100.00%		$2,100,511

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust	Notes to Quarterly Schedules of Investments March 31, 2016 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following nine series of the Trust: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”). The Ibbotson Conservative ETF Asset Allocation Portfolio, the Ibbotson Income and Growth ETF Asset Allocation Portfolio, the Ibbotson Balanced ETF Asset Allocation Portfolio, the Ibbotson Growth ETF Asset Allocation Portfolio, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non‐diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio, the ALPS | Stadion Tactical Defensive Portfolio, and the ALPS | Stadion Tactical Growth Portfolio have each elected to qualify as diversified Portfolios under the 1940 Act.

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters: and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Valuation Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 31, 2016:

Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,250,382	$–	$–	$38,250,382
Short-Term Investments	340,998	–	–	340,998
Total	$38,591,380	$–	$–	$38,591,380

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$89,993,678	$–	$–	$89,993,678
Short-Term Investments	705,818	–	–	705,818
Total	$90,699,496	$–	$–	$90,699,496

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$208,896,135	$–	$–	$208,896,135
Short-Term Investments	1,569,269	–	–	1,569,269
Total	$210,465,404	$–	$–	$210,465,404

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$207,726,181	$–	$–	$207,726,181
Short-Term Investments	215,463	–	–	215,463
Total	$207,941,644	$–	$–	$207,941,644

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$83,129,264	$–	$–	$83,129,264
Short-Term Investments	12,970	–	–	12,970
Total	$83,142,234	$–	$–	$83,142,234

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$14,948,615	$–	$–	$14,948,615
U.S. Energy Infrastructure Companies	19,511,725	–	–	19,511,725
U.S. Energy Infrastructure MLPs	$14,466,859	$–	$–	$14,466,859
U.S. General Partners	11,473,049	–	–	11,473,049
Short-Term Investments	204,658	–	–	204,658
Total	$60,604,906	$–	$–	$60,604,906

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,056,069	$–	$–	$1,056,069
Common Stocks	6,333,549	–	–	6,333,549
Short-Term Investments	171,621	–	–	171,621
Total	$7,561,239	$–	$–	$7,561,239

ALPS | Stadion Tactical Defensive Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,605,624	$–	$–	$5,605,624
Total	$5,605,624	$–	$–	$5,605,624

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,066,126	$–	$–	$2,066,126
Total	$2,066,126	$–	$–	$2,066,126

The Portfolios recognize transfers between levels as of the end of the period. For the three months or period ended March 31, 2016, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the three months ended March 31, 2015.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the three months ended March 31, 2016, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Stadion Tactical Growth Portfolio’s commencement date was on May 1, 2015; therefore, tax returns have not yet been filed for this portfolio.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Security Transactions: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of March 31, 2016, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/(Depreciation)
Ibbotson Conservative ETF Asset Allocation Portfolio	$39,098,087	$409,515	$(916,222)	$(506,707)
Ibbotson Income and Growth ETF Asset Allocation Portfolio	88,471,494	5,098,743	(2,870,741)	2,228,002
Ibbotson Balanced ETF Asset Allocation Portfolio	197,277,349	19,716,974	(6,528,919)	13,188,055
Ibbotson Growth ETF Asset Allocation Portfolio	186,127,878	28,101,509	(6,287,743)	21,813,766
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	76,593,989	9,068,457	(2,520,212)	6,548,245
ALPS | Alerian Energy Infrastructure Portfolio	82,620,380	946,747	(22,962,221)	(22,015,474)
ALPS | Red Rocks Listed Private Equity Portfolio	7,717,657	248,307	(404,725)	(156,418)
ALPS | Stadion Tactical Defensive Portfolio	5,457,335	154,698	(6,409)	148,289
ALPS | Stadion Tactical Growth Portfolio	2,002,958	70,718	(7,550)	63,168

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	May 24, 2016

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (principal financial officer)

Date:	May 24, 2016